Note 16 - Income Tax (Details) - Unrecognized Tax Benefits (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Balance,	$ 8,020
Increases based on tax positions related to the current period	65	384
Increases for tax positions of prior periods	1,595	562
Reduction for settlements with taxing authorities	(3,713)
Reduction for lapses in applicable statutes of limitations	(1,634)	(840)
Balance,	4,333	8,020
End Of Report [Member]
Income Tax Contingency [Line Items]
Balance,			7,914
Balance,			7,914
Begining of Report [Member]
Income Tax Contingency [Line Items]
Balance,	$ 4,333